Income Taxes - Summary of Deferred Income Tax from Tax Loss Carryforwards (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Tax Loss Carryforwards [Abstract]
Tax loss carryforwards	$ 1,340,729	$ 1,070,673	$ 1,162,441
Unrecognized tax loss carryforwards	(1,021,106)	(899,659)	(784,917)
Recognized tax loss carryforwards	$ 319,623	$ 171,014	$ 377,524